PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2025	2024
Government authorities	$84,425	$111,580
Interest receivable	10,490	4,206
Prepaid expenses	109,691	105,910
Other	19,174	17,384
	$223,780	$239,080